SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 568,993	$ 624,087	$ 921,834
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment term for accounts receivables	3 months
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment term for accounts receivables	6 months
SEM services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 43,619	21,536	559,307
Non-SEM services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	525,374	602,551	362,527
Rebates and incentives offered by publishers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	488,692	402,462	887,038
Net fees from advertisers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 80,301	$ 221,625	$ 34,796